Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Benefits to be paid	$ 1.0	$ 2.1